Other long-term liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other long-term liabilities
Accrued unrecognized tax benefits & surcharge	¥ 74,728	$ 11,452	¥ 102,740
Lease deposit received from hospital	1,998	306	1,998
Other long-term liabilities	¥ 76,726	$ 11,758	¥ 104,738